Note 10 - Earnings Per Share (EPS) - Securities Excluded From the Diluted Per Share Calculation 2 (Details) - Exercise Price Greater Than Average Market Price Of Common Shares [Member] - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive securities (in shares)	5,075,021	4,901,848	5,075,021	4,901,848
Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)	202,996	212,461	202,996	212,461
Warrant [Member]
Antidilutive securities (in shares)	4,872,025	4,689,387	4,872,025	4,689,387